Fully Benefit-Responsive Investment Contracts (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	$ 517,826	$ 600,404
Traditional Investment Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	17,013	31,964
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	546,567	618,800
EBP, Traditional And Synthetic Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	$ 563,580	$ 650,764